UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________________________

FORM N-Q
________________________________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.
(Exact name of registrant as specified in charter)
________________________________

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI  53202
(Name and address of agent for service)

Fredrick G. Lautz, Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI  53202
(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end:  December 31, 2011

Date of reporting period:  March 31, 2011

________________________________

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS (96.1%)	SHARES	VALUE
Auto Components (2.4%)
Johnson Controls, Inc.	455,500	$18,935,135
Building Products (2.0%)
Universal Forest Products, Inc.	432,302	15,843,868
Capital Markets (3.7%)
Raymond James Financial, Inc.	487,000	18,622,880
Morgan Stanley	395,000	10,791,400
		29,414,280
Commercial Banks (7.4%)
BB&T Corp.	638,700	17,532,315
PNC Financial Services Group, Inc.	231,300	14,569,587
BancorpSouth, Inc.	914,600	14,130,570
First Interstate Bancsystem, Inc. (Class A)(a)	887,600	12,071,360
		58,303,832
Commercial Services & Supplies (1.5%)
Avery Dennison Corp.	279,400	11,723,624
Communications Equipment (1.8%)
Tellabs, Inc.	2,776,600	14,549,384
Construction & Engineering (4.4%)
MasTec, Inc.(b)	933,360	19,413,888
EMCOR Group, Inc.(b)	489,800	15,169,106
		34,582,994
Consumer Finance (2.0%)
Capital One Financial Corp.	312,200	16,221,912
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	401,400	12,282,840
Electric Utilities (3.9%)
PNM Resources, Inc.	1,108,200	16,534,344
Hawaiian Electric Industries, Inc.	582,100	14,436,080
		30,970,424
Electrical Equipment (1.6%)
ABB, Ltd. (ADR)(b)	535,000	12,941,650
Electronic Equipment & Instruments (6.0%)
Benchmark Electronics, Inc.(b)	930,700	17,655,379
Avnet, Inc.(b)	450,000	15,340,500
TE Connectivity, Ltd.	410,000	14,276,200
		47,272,079
Energy Equipment & Services (4.7%)
Patterson UTI Energy, Inc.	716,800	21,066,752
Ensco PLC (ADR)	283,000	16,368,720
		37,435,472
Food & Staples Retailing (4.0%)
Safeway, Inc.	700,900	16,499,186
CVS Caremark Corp.	449,700	15,433,704
		31,932,890
Food Products (1.9%)
Bunge, Ltd.	207,900	15,037,407
Health Care Equipment & Supplies (3.8%)
Covidien PLC	294,900	15,317,106
Boston Scientific Corp.(b)	2,004,500	14,412,355
		29,729,461
Health Care Providers & Services (1.9%)
Quest Diagnostics, Inc.	258,200	14,903,304
Insurance (7.2%)
Torchmark Corp.	235,000	15,622,800
Unum Group	565,000	14,831,250
The Allstate Corp.	432,500	13,744,850
Selective Insurance Group, Inc.	735,500	12,724,150
		56,923,050
Machinery (1.0%)
Watts Water Technologies, Inc. (Class A)	201,600	7,699,104
Marine (2.3%)
Kirby Corp.(b)	311,500	17,845,835
Metals & Mining (2.6%)
Gammon Gold, Inc. (CAD)(b)(c)	2,012,000	20,939,742
Oil, Gas & Consumable Fuels (11.4%)
Marathon Oil Corp.	424,600	22,635,426
Overseas Shipholding Group, Inc.	650,000	20,891,000
Devon Energy Corp.	183,200	16,812,264
Cloud Peak Energy, Inc.(b)	742,400	16,028,416
Southern Union Co.	486,700	13,929,354
		90,296,460
Pharmaceuticals (7.8%)
Endo Pharmaceuticals Holdings, Inc.(b)	417,100	15,916,536
Abbott Laboratories	318,600	15,627,330
Pfizer, Inc.	765,700	15,551,367
Forest Laboratories, Inc.(b)	450,600	14,554,380
		61,649,613
Real Estate Investment Trusts (REITs) (1.9%)
Inland Real Estate Corp.	1,611,300	15,371,802
Semiconductors (3.9%)
ATMI, Inc.(b)	909,075	17,163,336
Micrel, Inc.	1,002,600	13,515,048
		30,678,384
Software (1.4%)
Microsoft Corp.	431,800	10,950,448
Specialty Retail (2.0%)
Lowe's Cos., Inc.	588,700	15,559,341

TOTAL COMMON STOCKS		$759,994,335
(Cost $620,986,587)

SHORT-TERM INVESTMENTS (3.6%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (3.6%)
Wells Fargo (Grand Cayman)(d)	0.03%	$28,579,869	$28,579,869

TOTAL SHORT-TERM INVESTMENTS			$28,579,869
(Cost $28,579,869)

TOTAL INVESTMENTS - (99.7%)			788,574,204
(Cost $649,566,456)
OTHER ASSETS AND LIABILITIES, NET - (0.3%)			2,016,857
TOTAL NET ASSETS - (100.0%)			$790,591,061

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS (93.0%)	SHARES	VALUE
Auto Components (1.4%)
Superior Industries International, Inc.	1,150,000	$29,486,000
Building Products (1.1%)
Universal Forest Products, Inc.	650,000	23,822,500
Capital Markets (1.2%)
BGC Partners, Inc. (Class A)	2,700,000	25,083,000
Chemicals (5.8%)
Olin Corp.	2,600,000	59,592,000
Sensient Technologies Corp.	1,100,000	39,424,000
American Vanguard Corp.(a)	2,600,000	22,568,000
		121,584,000
Commercial Banks (11.6%)
Associated Banc-Corp.	2,700,000	40,095,000
Umpqua Holdings Corp.	3,300,000	37,752,000
Old National Bancorp	3,450,000	36,984,000
Simmons First National Corp. (Class A)(a)	1,100,000	29,799,000
Renasant Corp.(a)	1,477,846	25,093,825
Glacier Bancorp, Inc.	1,550,000	23,327,500
StellarOne Corp.(a)	1,417,100	20,122,820
TriCo Bancshares(a)	950,000	15,494,500
Centerstate Banks, Inc.(a)	1,925,000	13,475,000
		242,143,645
Communications Equipment (1.2%)
Black Box Corp.	703,369	24,723,420
Construction & Engineering (1.2%)
Granite Construction, Inc.	900,000	25,290,000
Construction Materials (1.2%)
Texas Industries, Inc.	578,648	26,172,249
Diversified Financial Services (0.6%)
Asset Acceptance Capital Corp.(a)(b)(e)	2,325,000	12,485,250
Electrical Equipment (1.2%)
Encore Wire Corp.	1,050,000	25,557,000
Electronic Equipment & Instruments (4.7%)
Park Electrochemical Corp.(a)	1,250,000	40,312,500
CTS Corp.(a)	2,050,000	22,140,000
AVX Corp.	1,375,000	20,501,250
Electro Rent Corp.	925,000	15,891,500
		98,845,250
Energy Equipment & Services (7.0%)
Unit Corp.(b)	1,225,000	75,888,750
Patterson-UTI Energy, Inc.	2,400,000	70,536,000
		146,424,750
Food & Staples Retailing (1.3%)
Weis Markets, Inc.	650,000	26,299,000
Health Care Equipment & Supplies (11.1%)
Teleflex, Inc.	950,000	55,081,000
Invacare Corp.	1,425,000	44,346,000
Analogic Corp.(a)	725,000	40,998,750
CONMED Corp.(b)	1,400,000	36,792,000
STERIS Corp.	900,000	31,086,000
Hill-Rom Holdings, Inc.	650,000	24,687,000
		232,990,750
Health Care Providers & Services (4.9%)
Omnicare, Inc.	1,900,000	56,981,000
Chemed Corp.	700,000	46,627,000
		103,608,000
Insurance (3.3%)
Horace Mann Educators Corp.	1,550,000	26,040,000
State Auto Financial Corp.	1,225,712	22,332,473
Arthur J. Gallagher & Co.	700,000	21,287,000
		69,659,473
Machinery (7.1%)
Robbins & Myers, Inc.	1,500,000	68,985,000
FreightCar America, Inc.(a)(b)	900,000	29,259,000
Barnes Group, Inc.	1,400,000	29,232,000
Federal Signal Corp.(a)	3,300,000	21,483,000
		148,959,000
Media (2.2%)
Meredith Corp.	900,000	30,528,000
Harte-Hanks, Inc.	1,300,000	15,470,000
		45,998,000
Metals & Mining (4.9%)
Kaiser Aluminum Corp.	850,000	41,862,500
Materion Corp.(b)	850,000	34,680,000
Worthington Industries, Inc.	1,250,000	26,150,000
		102,692,500
Multiline Retail (1.3%)
Fred's, Inc. (Class A)(a)	2,076,100	27,653,652
Oil, Gas & Consumable Fuels (9.1%)
Overseas Shipholding Group, Inc.(a)	2,000,000	64,280,000
Frontier Oil Corp.	1,800,000	52,776,000
Stone Energy Corp.(b)	1,400,000	46,718,000
SM Energy Co.	350,000	25,966,500
		189,740,500
Professional Services (3.2%)
Navigant Consulting, Inc.(a)(b)	2,500,000	24,975,000
Heidrick & Struggles International, Inc.	750,000	20,872,500
CDI Corp.(a)	1,375,000	20,336,250
		66,183,750
Semiconductors (1.6%)
Micrel, Inc.	2,450,000	33,026,000
Thrifts & Mortgage Finance (3.0%)
Berkshire Hills Bancorp, Inc.(a)	1,100,000	22,935,000
First Niagara Financial Group, Inc.	1,500,000	20,370,000
Provident Financial Services, Inc.	1,302,766	19,280,937
		62,585,937
Trading Companies & Distributors (1.8%)
GATX Corp.	1,000,000	38,660,000

TOTAL COMMON STOCKS		$1,949,673,626
(Cost $1,623,989,367)

SHORT-TERM INVESTMENTS (7.4%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (7.4%)
Wells Fargo (Grand Cayman)(d)	0.03%	$155,467,298	$155,467,298

TOTAL SHORT-TERM INVESTMENTS			$155,467,298
(Cost $155,467,298)

TOTAL INVESTMENTS - (100.4%)			2,105,140,924
(Cost $1,779,456,665)
OTHER ASSETS AND LIABILITIES, NET - (-0.4%)			(9,072,519)
TOTAL NET ASSETS - (100.0%)			$2,096,068,405

VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCKS (96.2%)	SHARES	VALUE
Aerospace & Defense (1.3%)
Spirit Aerosystems Holdings, Inc. (Class A)(b)	700,000	$17,969,000
Air Freight & Logistics (0.1%)
Pacer International, Inc.(b)	250,000	1,315,000
Airlines (1.1%)
Allegiant Travel Co.	200,000	8,762,000
JetBlue Airways Corp.(b)	1,100,000	6,897,000
		15,659,000
Auto Components (0.1%)
Tongxin International, Ltd.(a)(b)(c)	1,000,000	1,200,000
Capital Markets (1.2%)
BGC Partners, Inc. (Class A)	750,000	6,967,500
FirstCity Financial Corp.(a)(b)(e)	785,000	5,063,250
Investment Technology Group, Inc.(b)	250,000	4,547,500
		16,578,250
Chemicals (2.4%)
American Vanguard Corp.(a)	2,000,000	17,360,000
A. Schulman, Inc.	400,000	9,888,000
H.B. Fuller Co.	300,000	6,444,000
		33,692,000
Commercial Banks (1.6%)
FirstMerit Corp.	500,000	8,530,000
North Valley Bancorp(a)(b)(e)	633,333	6,827,330
Heritage Financial Corp.(b)	250,000	3,542,500
Pacific Continental Corp.	250,000	2,547,500
Hawthorn Bancshares, Inc.(a)(e)	227,100	2,046,171
		23,493,501
Commercial Services & Supplies (2.3%)
Intersections, Inc.(a)(e)	1,500,000	18,600,000
TRC Cos., Inc.(a)(b)(e)	1,549,891	7,485,973
Perma-Fix Environmental Services, Inc.(a)(b)	4,000,000	6,040,000
		32,125,973
Communications Equipment (5.9%)
InterDigital, Inc.	500,000	23,855,000
Westell Technologies, Inc. (Class A)(a)(b)	4,800,000	16,800,000
Extreme Networks, Inc.(b)	4,000,000	14,000,000
EMS Technologies, Inc.(b)	500,000	9,827,500
Cogo Group, Inc.(b)(c)	1,000,000	8,070,000
PC-Tel, Inc.(b)	670,000	5,138,900
Lantronix, Inc.(a)(b)(e)	977,557	3,714,716
Hemisphere GPS, Inc. (CAD)(b)(c)	2,257,400	2,747,532
		84,153,648
Computers & Peripherals (0.5%)
NCR Corp.(b)	250,000	4,710,000
Concurrent Computer Corp.(b)	379,354	2,412,692
		7,122,692
Construction & Engineering (0.8%)
Northwest Pipe Co.(a)(b)	500,000	11,465,000
Diversified Consumer Services (1.0%)
Lincoln Educational Services Corp.	500,000	7,945,000
Grand Canyon Education, Inc.(b)	400,000	5,800,000
		13,745,000
Diversified Financial Services (2.2%)
Encore Capital Group, Inc.(b)	861,588	20,411,020
Asset Acceptance Capital Corp.(b)(e)	1,250,000	6,712,500
Collection House, Ltd. (AUD)(c)(e)	4,620,000	3,631,812
		30,755,332
Electric Utilities (0.4%)
PNM Resources, Inc.	400,000	5,968,000
Electrical Equipment (1.6%)
Powell Industries, Inc.(b)	254,162	10,024,149
Magnetek, Inc.(a)(b)	3,000,000	6,600,000
FuelCell Energy, Inc.(b)	2,680,200	5,735,628
		22,359,777
Electronic Equipment & Instruments (0.8%)
Richardson Electronics, Ltd.	582,517	7,677,574
MOCON, Inc.	250,000	3,562,500
		11,240,074
Energy Equipment & Services (7.8%)
Unit Corp.(b)	750,000	46,462,500
Newpark Resources, Inc.(a)(b)	4,600,000	36,156,000
Pioneer Drilling Co.(b)	1,000,000	13,800,000
Tetra Technologies, Inc.(b)	700,000	10,780,000
Willbros Group, Inc.(b)	250,000	2,730,000
		109,928,500
Food Products (2.3%)
Zhongpin, Inc.(b)(c)	650,000	9,867,000
Inventure Foods, Inc.(a)(b)	1,900,622	7,374,414
Agria Corp. (ADR)(a)(b)(c)	4,000,000	5,640,000
Riken Vitamin Co., Ltd. (JPY)(c)(e)	196,200	4,921,951
Hanover Foods Corp. (Class A)(e)	49,250	4,460,819
		32,264,184
Health Care Equipment & Supplies (12.6%)
Analogic Corp.(a)	775,900	43,877,145
Accuray, Inc.(a)(b)	4,100,000	37,023,000
STERIS Corp.	550,000	18,997,000
STAAR Surgical Co.(a)(b)	2,626,497	14,629,588
CONMED Corp.(b)	500,000	13,140,000
Trinity Biotech PLC (ADR)(a)(b)(c)	1,400,000	13,132,000
Invacare Corp.	300,000	9,336,000
Fukuda Denshi Co., Ltd. (JPY)(c)	300,000	9,191,636
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(e)	938,000	7,955,325
Synovis Life Technologies, Inc.(b)	300,000	5,754,000
Digirad Corp.(a)(b)	1,800,000	4,500,000
		177,535,694
Health Care Providers & Services (6.9%)
Omnicare, Inc.	1,000,000	29,990,000
The Ensign Group, Inc.	750,000	23,947,500
BioScrip, Inc.(b)	2,500,000	11,775,000
PDI, Inc.(a)(b)(e)	1,096,323	8,891,179
Healthways, Inc.(b)	400,000	6,148,000
LHC Group, Inc.(b)	200,000	6,000,000
Hooper Holmes, Inc.(a)(b)	6,225,000	4,606,500
American Dental Partners, Inc.(b)	300,000	3,936,000
SRI/Surgical Express, Inc.(a)(b)(e)	560,000	2,744,000
		98,038,179
Hotels, Restaurants & Leisure (0.6%)
Denny's Corp.(b)	2,000,000	8,120,000
Household Durables (0.1%)
Kid Brands, Inc.(b)	300,000	2,205,000
Household Products (0.3%)
Oil-Dri Corp. of America	200,000	4,260,000
Insurance (0.6%)
State Auto Financial Corp.	300,000	5,466,000
Meadowbrook Insurance Group, Inc.	250,000	2,587,500
		8,053,500
IT Services (3.3%)
Computer Task Group, Inc.(a)(b)	1,500,000	19,935,000
Dynamics Research Corp.(a)(b)	800,000	13,080,000

COMMON STOCKS (CONTINUED)	SHARES	VALUE
StarTek, Inc.(a)(b)	1,400,000	$7,056,000
Tier Technologies, Inc. (Class B)(a)(b)	950,000	5,225,000
Analysts International Corp.(a)(b)	473,000	2,104,850
		47,400,850
Life Sciences Tools & Services (1.0%)
Cambrex Corp.(a)(b)	2,000,000	11,000,000
BioClinica, Inc.(b) (e)	400,000	2,080,000
CNS Response, Inc.(b)(e)	1,800,000	810,000
		13,890,000
Machinery (4.8%)
Force Protection, Inc.(a)(b)	5,000,000	24,500,000
Federal Signal Corp.	2,500,000	16,275,000
Flanders Corp.(a)(b)(e)	2,482,619	8,068,512
MFRI, Inc.(a)(b) (e)	576,000	6,474,240
Lydall, Inc.(b)	700,000	6,223,000
Supreme Industries, Inc. (Class A)(a)(b)(e)	1,230,000	3,247,200
Met-Pro Corp.	258,040	3,070,676
		67,858,628
Media (0.9%)
Horipro, Inc. (JPY)(c)	601,900	5,662,052
Saga Communications, Inc. (Class A)(b)	111,626	3,882,352
SearchMedia Holdings, Ltd.(a)(b)(c)(e)	1,600,000	3,072,000
		12,616,404
Metals & Mining (9.9%)
Gammon Gold, Inc. (CAD)(a)(b)(c)	7,000,000	72,851,986
U.S. Silver Corp. (CAD)(a)(b)(c)	18,745,500	12,761,248
Commercial Metals Co.	700,000	12,089,000
Golden Star Resources, Ltd.(b)	3,879,173	11,521,144
Olympic Steel, Inc.	350,000	11,483,500
Nautilus Minerals, Inc. (CAD)(b)(c)	3,400,000	9,854,564
A.M. Castle & Co.(b)	250,000	4,720,000
Energold Drilling Corp. (CAD)(b)(c)	1,000,000	4,548,736
		139,830,178
Multiline Retail (1.3%)
Fred's, Inc. (Class A)	1,000,000	13,320,000
Duckwall-ALCO Stores, Inc.(a)(b)	380,400	4,823,472
		18,143,472
Oil, Gas & Consumable Fuels (6.5%)
Sherritt International Corp. (CAD)(c)	3,000,000	24,631,253
Bill Barrett Corp.(b)	400,000	15,964,000
Clayton Williams Energy, Inc.(b)	125,000	13,212,500
Comstock Resources, Inc.(b)	400,000	12,376,000
Forest Oil Corp.(b)	300,000	11,349,000
Swift Energy Co.(b)	250,000	10,670,000
Scorpio Tankers, Inc.(b)	400,000	4,128,000
		92,330,753
Pharmaceuticals (3.1%)
Endo Pharmaceuticals Holdings, Inc.(b)	400,000	15,264,000
Caraco Pharmaceutical Laboratories, Ltd.(b)	1,700,000	8,840,000
Fuji Pharmaceutical Co., Ltd. (JPY)(c)	455,300	8,328,166
Cangene Corp. (CAD)(b)(c)	2,000,000	5,404,848
ASKA Pharmaceutical Co., Ltd. (JPY)(c)	500,000	4,462,776
China Pharma Holdings, Inc.(b)(c)	700,000	1,771,000
		44,070,790
Professional Services (2.5%)
Hudson Highland Group, Inc.(a)(b)	1,800,000	11,700,000
Navigant Consulting, Inc.(b)	1,146,517	11,453,705
Barrett Business Services, Inc.	400,000	6,424,000
RCM Technologies, Inc.(a)(b)	1,100,000	5,599,000
		35,176,705
Real Estate (0.6%)
Camargo Correa Desenvolvimento Imobiliario SA (BRL)(c)	2,000,000	7,962,515
Road & Rail (0.8%)
Marten Transport, Ltd.	300,000	6,690,000
Saia, Inc.(b)	250,000	4,097,500
		10,787,500
Semiconductors (1.8%)
Micrel, Inc.	1,250,000	16,850,000
Cohu, Inc.	400,000	6,144,000
Kopin Corp.(b)	700,000	3,213,000
		26,207,000
Software (0.9%)
ePlus, Inc.(b)	400,000	10,644,000
CDC Software Corp. (ADR)(a)(b)(c)	373,086	1,779,620
		12,423,620
Specialty Retail (1.3%)
Brown Shoe Co., Inc.	1,000,000	12,220,000
Casual Male Retail Group, Inc.(b)	595,100	2,921,941
Shoe Carnival, Inc.(b)	100,000	2,805,000
		17,946,941
Textiles, Apparel & Luxury Goods (0.8%)
Lakeland Industries, Inc.(a)(b)	516,500	4,607,180
LaCrosse Footwear, Inc.	159,581	2,925,120
K-Swiss, Inc. (Class A)(b)	200,000	2,254,000
Hampshire Group, Ltd.(a)(b)(e)	600,000	2,193,000
		11,979,300
Thrifts & Mortgage Finance (0.5%)
HF Financial Corp.(a)(e)	350,000	3,906,000
B of I Holding, Inc.(b)	200,000	3,104,000
		7,010,000
Water Utilities (1.7%)
Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)(c)	400,000	23,496,000

TOTAL COMMON STOCKS		$1,358,377,960
(Cost $1,062,038,915)

WARRANTS (0.0%)
Life Sciences Tools & Services (0.0%)
CNS Response, Inc. (b)(f)	540,000	–
Metals & Mining (0.0%)
Polymet Mining Corp. - B (CAD) (b)(c)(f)	500,000	–

TOTAL WARRANTS		$–
(Cost $0)

SHORT-TERM INVESTMENTS (4.7%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (4.7%)
Wells Fargo (Grand Cayman)(d)	0.03%	$66,091,689	$66,091,689

TOTAL SHORT-TERM INVESTMENTS			$66,091,689
(Cost $66,091,689)

TOTAL INVESTMENTS - (100.9%)			1,424,469,649
(Cost $1,128,130,604)
OTHER ASSETS AND LIABILITIES, NET - (-0.9%)			(12,541,341)
TOTAL NET ASSETS - (100.0%)			$1,411,928,308

(a)	Affiliated company. See Note 6 in Notes to Quarterly Schedule of Investments.
(b)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(c)	Investment in a foreign company.
(d)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2011.
(e)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Quarterly Schedule of Investments.
(f)	Valued at fair value using methods determined by the Board of Directors. See Note 3 in Notes to Quarterly Schedule of Investments.

Common Abbreviations:
(ADR) American Depositary Receipt.
(AUD) Australian issuer.
(BRL) Brazilian issuer.
(CAD) Canadian issuer.
(JPY) Japanese issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS
March 31, 2011 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds”; 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a) Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the latest bid price on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by the Board of Directors. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)  The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c) For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d) At March 31, 2011, 8.00% and 0.60% of the Value Fund and Value Plus Funds’ net assets, respectively, were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(e) A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid.  As of March 31, 2011, the Funds did not hold any restricted securities.

(f) The Statement of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments.  Actual results could differ from those estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds adopted the Fair Value Statement as of the beginning of its fiscal year on January 1, 2008. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities.

•
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.). Includes short term investments in time deposits, treasury bills and warrants held by the Funds.

•	Level 3 - significant unobservable inputs (including the Board of Director's and Pricing Committee's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2011:

	LEVEL 1		LEVEL 2		LEVEL 3**
	Quoted Prices		Significant Unobservable Inputs		Significant Unobservable Inputs		TOTAL
Fund Name***	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*

Heartland Select Value Fund
Common Stocks	$759,994,335	$–	$–	$–	$–	$–	$759,994,335	$–
Short‐Term
Investments	–	–	28,579,869	–	–	–	28,579,869	–
Heartland Value Plus Fund
Common Stocks	1,949,673,626		–	–	–	–	1,949,673,626	–
Short‐Term
Investments	–	–	155,467,298	–	–	–	155,467,298	–
Heartland Value Fund
Common Stocks	1,317,856,054	–	40,521,906	–	–	–	1,358,377,960	–
Warrants	–	–	–	–	–	–	–	–
Short‐Term
Investments	–	–	66,091,689	–	–	–	66,091,689	–

*
Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts and futures, which are valued at the unrealized appreciation/(depreciation).

**
For the three months ended March 31, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

***	For detailed industry descriptions, see the accompanying Schedule of Investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of the second disclosure of this ASU will have on the Fund’s financial statement disclosures. During the three-months ended March 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. The Funds have adopted a policy recognizing transfers between levels as of the date of the event causing the transfer.

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds adopted the Derivatives Statement in the prior reporting period. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2011, the Funds had no open futures positions.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call options during the three months ended March 31, 2011:

	Number of Contracts	Premiums
Balance as of January 31, 2010	21,000.00	$805,639.18
Options Written	18,500.00	947,148.40
Options Expired	(24,516.00)	(1,027,306.68)
Options Closed	(12,000.00)	(572,980.35)
Options Exercised	(2,984.00)	(152,500.55)
Balance as of March 31, 2011	-	–

(5)	Investment Transactions and Income Tax Basis Information

During the three-month period ended March 31, 2011, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$113,194,911	$67,636,791
Value Plus Fund	389,282,059	91,638,444
Value Fund	121,469,681	145,192,749

				NET UNREALIZED
		GROSS	GROSS	DEPRECIATION
	TAX COST OF	UNREALIZED	UNREALIZED	ON
FUND	INVESTMENTS	APPRECIATION	DEPRECIATION	INVESTMENTS
Select Value Fund	$649,478,931	$150,982,103	$(11,886,830)	$139,095,273
Value Plus Fund	1,781,827,107	389,267,918	(65,954,101)	323,313,817
Value Fund	1,129,296,361	405,043,369	(109,870,081)	295,173,288

(6)	Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Funds; that is, the Funds held 5% or more of the companies’ outstanding voting securities at anytime during the three-month period ended March 31, 2011:

Select Value Fund
SECURITY NAME	SHARE BALANCE JANUARY 1, 2011	PURCHASES	SALES	SHARE BALANCE MARCH 31, 2011	DIVIDENDS	REALIZED GAINS (LOSSES)
First Interstate Bancsystem, Inc. (Class A)	887,600	-	-	887,600	$99,855	$-
					$99,855	$-

Value Plus Fund
SECURITY NAME	SHARE BALANCE JANUARY 1, 2011	PURCHASES	SALES	SHARE BALANCE MARCH 31, 2011	DIVIDENDS	REALIZED GAINS (LOSSES)
American Vanguard Corp.	2,438,597	161,403	-	2,600,000	$78,000	$-
Analogic Corp.	725,000	-	-	725,000	72,500	-
Asset Acceptance Capital Corp.	2,325,000	-	-	2,325,000	-	-
Berkshire Hills Bancorp, Inc.	1,000,000	100,000	-	1,100,000	168,000	-
CDI Corp.	1,275,000	100,000	-	1,375,000	178,750	-
Centerstate Banks, Inc.	1,750,000	175,000	-	1,925,000	19,250	-
CTS Corp.	1,700,000	350,000	-	2,050,000	61,500	-
Federal Signal Corp.	2,950,000	350,000	-	3,300,000	-	-
Fred's, Inc. (Class A)	1,575,000	501,100	-	2,076,100	85,000	-
FreightCar America, Inc.	824,800	75,200	-	900,000	-	-
Navigant Consulting, Inc.	2,500,000	-	-	2,500,000	-	-
Overseas Shipholding Group, Inc.	800,000	1,200,000	-	2,000,000	754,688	-
Park Electrochemical Corp.	1,208,264	41,736	-	1,250,000	122,956	-
Renasant Corp.	1,150,000	327,846	-	1,477,846	238,000	-
Simmons First National Corp., (Class A)	875,000	225,000	-	1,100,000	203,512	-
StellarOne Corp.	1,167,785	249,315	-	1,417,100	50,000	-
TriCo Bancshares	770,946	179,054	-	950,000	85,500	-
					$2,117,656	$-

Value Fund
SECURITY NAME	SHARE BALANCE JANUARY 1, 2011	PURCHASES	SALES	SHARE BALANCE MARCH 31, 2011	DIVIDENDS	REALIZED GAINS (LOSSES)
Accuray, Inc.	4,100,000	-	-	4,100,000	$-	$-
Agria Corp. (ADR)	4,000,000	-	-	4,000,000	-	-
America Service Group, Inc.	700,000		700,000	-	-	11,606,298
American Vanguard Corp.	2,000,000	-	-	2,000,000	60,000	-
Analogic Corp.	775,900	-	-	775,900	77,590	-
Analysts International Corp.	473,000	-	-	473,000	-	-
Animal Health International, Inc.	2,300,000	-	2,300,000	-	-	1,369,698
Cambrex Corp.	2,000,000	-	-	2,000,000	-	-
CDC Software Corp. (ADR)	401,000	-	27,914	373,086	-	(189,836)
Computer Task Group, Inc.	1,500,000	-	-	1,500,000	-	-
Digirad Corp.	1,800,000	-	-	1,800,000	-	-
Duckwall-ALCO Stores, Inc.	380,400	-	-	380,400	-	-
Dynamics Research Corp.	800,000	-	-	800,000	-
FirstCity Financial Corp.	785,000	-	-	785,000	-	-
Flanders Corp.	2,481,663	956	-	2,482,619	-	-
Force Protection, Inc.	5,000,000	-	-	5,000,000	-	-
Gammon Gold, Inc.	6,806,400	193,600		7,000,000	-
Hampshire Group, Ltd.	600,000	-	-	600,000	-	-
Hawthorn Bancshares, Inc.	227,100	-	-	227,100	11,355	-
HF Financial Corp.	350,000	-	-	350,000	39,375	-
Hooper Holmes, Inc.	6,225,000	-	-	6,225,000	-	-
Hudson Highland Group, Inc.	1,800,000	-	-	1,800,000	-	-
Intersections, Inc.	1,500,000	-	-	1,500,000	225,000	-
Inventure Foods, Inc.	1,900,622	-	-	1,900,622	-	-
Lakeland Industries, Inc.	516,500	-	-	516,500	-	-
Lantronix, Inc.	977,557	-	-	977,557	-	-
LECG Corp.	2,180,271		2,180,271	-	-	(14,403,936)
Magnetek, Inc.	3,000,000	-	-	3,000,000	-	-
MFRI, Inc.	576,000			576,000	-
Newpark Resources, Inc.	2,867,400	1,732,600	-	4,600,000	-	-
North Valley Bancorp	633,333	-	-	633,333	-	-
Northwest Pipe Co.	500,000	-	-	500,000	-	-
PDI, Inc.	1,096,323	-	-	1,096,323	-	-
Perma-Fix Environmental Services, Inc.	4,000,000	-	-	4,000,000	-	-
RCM Technologies	1,100,000	-	-	1,100,000	-	-
SearchMedia Holdings, Ltd.	1,600,000	-	-	1,600,000	-	-
SRI/Surgical Express, Inc.	560,000	-	-	560,000	-	-
STAAR Surgical Co.	2,886,523		260,026	2,626,497	-	306,595
StarTek, Inc.	1,038,424	361,576	-	1,400,000	-	-
Supreme Industries, Inc., (Class A)	1,170,000	60,000	-	1,230,000	-	-
Tier Technologies, Inc., (Class B)	950,000	-	-	950,000	-	-
Tongxin International, Ltd.	1,000,000	-	-	1,000,000	-	-
TRC Cos., Inc.	1,549,891	-	-	1,549,891	-	-
Trinity Biotech PLC (ADR)	1,400,000	-	-	1,400,000	-	-
U.S. Silver Corp. (CAD)	19,740,000	-	994,500	18,745,500	-	(90,015)
Westell Technologies, Inc., (Class A)	4,800,000	-	-	4,800,000	-	-
					$413,320	$(1,401,196)

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date May 31, 2011

By (Signature and Title)	/s/ Katherine M. Jaworski
Katherine M. Jaworski, Treasurer and Principal Accounting Officer

Date  May 31, 2011